LICENSE AGREEMENTS:	6 Months Ended
Jun. 30, 2021
License Agreements
LICENSE AGREEMENTS:

NOTE 5 - LICENSE AGREEMENTS:

In June 2021, the Company entered into two exclusive license agreements with a third party for the commercialization of two of the Company most advanced investigational drug products (Twyneo® and Epsolay®) in the United States. The Company is entitled to up to $7.5 million per product in upfront payments and regulatory approval milestone payments assuming 2021 approval of each respective product. The Company is also eligible to receive tiered double-digit royalties ranging from mid-teen to high-teen percentage of net sales as well as up to $9 million in sales milestone payments. According to the agreement, the Company has an option to regain commercialization rights five years following first commercialization. Subsequent to June 30, 2021, the Company received $4 million per product of upfront payments, which are refundable if FDA approval for each respective product is not received by December 31, 2021. As to FDA approval, received subsequent to June 30, 2021, with respect to Twyneo® , see note 9.